Subsequent Event	12 Months Ended
Jun. 30, 2011
Subsequent Event [Abstract]
Subsequent Event
24.	Subsequent event

In April 13, 2011, the Group has signed a definitive agreement to acquire an 80% interest in Shanghai Yuanbo Education Information and Consulting Corporation Ltd., a company focused on early childhood education services in the Yangtze Delta region, for a total consideration of RMB94,866,000. The transaction was completed by July 31, 2011 (See note 10.3 for details).